UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2007

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [x] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 25, 2007

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 55
Form 13 F Information Table Value Total: 198,088

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      821    10740 SH       SOLE                    10740
AT&T Corp New                  COM              00206r102      501    12700 SH       SOLE                    12700
Agilent Technologies Inc       COM              00846U101     5934   176150 SH       SOLE                   176150
BP PLC - Spons ADR             COM              055622104     1275    19692 SH       SOLE                    19692
Barrick Gold Corp              COM              067901108      743    26020 SH       SOLE                    26020
CNX Gas Corp                   COM              12618h309     5978   211030 SH       SOLE                   211030
CONSOL Energy Inc              COM              20854P109     3562    91025 SH       SOLE                    91025
Central Fund Canada CL A       COM              153501101     6395   680300 SH       SOLE                   680300
Christiana Bank & Trust/DE     COM              17081A103      245     9475 SH       SOLE                     9475
Cisco Systems Inc              COM              17275R102      379    14830 SH       SOLE                    14830
Citigroup Inc                  COM              172967101     5818   113315 SH       SOLE                   113315
Coca-Cola Co                   COM              191216100      689    14355 SH       SOLE                    14355
Colgate-Palmolive Co           COM              194162103      204     3059 SH       SOLE                     3059
ConocoPhillips                 COM              20825C104     4686    68554 SH       SOLE                    68554
Delphi Financial Group-Cl A    COM              247131105     6760   168035 SH       SOLE                   168035
Dow Chemical                   COM              260543103     4614   100600 SH       SOLE                   100600
DuPont E I de Nemours & Co     COM              263534109     2545    51482 SH       SOLE                    51482
Duke Realty Corp               COM              264411505      619    14250 SH       SOLE                    14250
Emerson Electric Co            COM              291011104      297     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     3122    41380 SH       SOLE                    41380
Fording Canadian Coal Trust    COM              345425102     4574   206980 SH       SOLE                   206980
General Electric Co            COM              369604103     7968   225348 SH       SOLE                   225348
Great Plains Energy Inc        COM              391164100     3144    96879 SH       SOLE                    96879
HRPT Properties Trust          COM              40426W101     5886   478500 SH       SOLE                   478500
Helmerich & Payne              COM              423452101     8863   292125 SH       SOLE                   292125
Hewlett Packard Co             COM              428236103    30014   747745 SH       SOLE                   747745
Home Depot Inc                 COM              437076102      349     9500 SH       SOLE                     9500
Hospitality Properties Trust   COM              44106M102      314     6700 SH       SOLE                     6700
Idearc Inc                     COM              451663108     4737   134967 SH       SOLE                   134967
Intel Corp                     COM              458140100     1062    55514 SH       SOLE                    55514
International Business Machine COM              459200101     5751    61009 SH       SOLE                    61009
J.P. Morgan Chase & Company    COM              46625H100      213     4393 SH       SOLE                     4393
Jetblue Airways Corp           COM              477143101     2724   236655 SH       SOLE                   236655
Johnson & Johnson              COM              478160104      759    12600 SH       SOLE                    12600
Lilly Eli & Co                 COM              532457108      240     4460 SH       SOLE                     4460
Lincare Holdings               COM              532791100     4240   115700 SH       SOLE                   115700
Merck & Co                     COM              589331107     4527   102500 SH       SOLE                   102500
NSTAR                          COM              67019E107     4154   118275 SH       SOLE                   118275
New Plan Excel Realty Trust    COM              648053106     6467   195800 SH       SOLE                   195800
Newmont Mining Corp            COM              651639106     8412   200332 SH       SOLE                   200332
Northrop Grumman Corp          COM              666807102     3463    46653 SH       SOLE                    46653
Pfizer Inc                     COM              717081103      445    17632 SH       SOLE                    17632
Procter & Gamble               COM              742718109     1776    28120 SH       SOLE                    28120
Rait Investment Trust          COM              749227104      383    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     3709    75180 SH       SOLE                    75180
Schering-Plough                COM              806605101      258    10100 SH       SOLE                    10100
Supervalu Inc                  COM              868536103     6086   155765 SH       SOLE                   155765
Travelers Cos Inc              COM              89417E109     6916   133592 SH       SOLE                   133592
Union Pacific Corp             COM              907818108      264     2600 SH       SOLE                     2600
Verigy Ltd                     COM              y93691106      457    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6887   181609 SH       SOLE                   181609
Wachovia Corp                  COM              929903102      343     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      919    21800 SH       SOLE                    21800
Windstream Corporation         COM              97381W104     6005   408803 SH       SOLE                   408803
Wyeth                          COM              983024100      592    11832 SH       SOLE                    11832